Property and Equipment	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
(2)	Property and Equipment

Depreciation and amortization of property and equipment is calculated on the straight-line method based on estimated useful lives of six to ten years for tenant improvements, and three years for all other property and equipment. Property and equipment consist of the following:

	December 31,		September 30, 2016
	2014	2015
			(unaudited)
Lab equipment	1,211,476	1,284,626	1,314,060
Computer equipment	166,149	182,266	165,415
Computer software	289,278	302,549	299,227
Furniture and fixtures	178,886	184,233	184,233
Tenant improvements	738,930	763,898	763,898
Other office equipment	38,753	38,753	20,591

	2,623,472	2,756,325	2,747,424
Less accumulated depreciation	(1,270,808)	(1,729,541)	(1,802,417)

	1,352,664	1,026,784	945,007

Depreciation expense was $371,603 and $458,734 for the years ended December 31, 2014 and 2015, respectively, and $114,168, $121,070, $343,529 and $357,425 for the three and nine months ended September 30, 2015 and 2016 (unaudited), respectively.